Note 8 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 4,209	$ 7,362	$ 4,322
Deferred tax assets	2,323	4,383
Deferred tax liabilities	6,532	11,745
Temporary difference, property, equipment and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	20,948	21,969
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(337)	(591)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(9,710)	(9,361)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(166)	(364)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(5,818)	(3,017)
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (709)	$ (1,274)